Stockholders' Equity - Schedule of Stockholders Equity (Details) (10-K) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018
Shares issued, shares	548,015	3,354,080	3,459,680
Fair Value of Shares Issued	$ 353	$ 5,553	$ 5,632
Acquisition [Member]
Shares issued, shares				15,000
Fair Value of Shares Issued				$ 21
Jackson Investment Group LLC [Member]
Shares issued, shares			100,000	492,000
Fair Value of Shares Issued			$ 75	$ 899
Consultants [Member]
Shares issued, shares		6,000	6,000	20,548
Fair Value of Shares Issued		$ 10	$ 10	$ 57
Board and Committee [Member]
Shares issued, shares	16,800	16,800	22,400	21,000
Fair Value of Shares Issued	$ 11	$ 28	$ 32	$ 44
Employee [Member]
Shares issued, shares				125,000
Fair Value of Shares Issued				$ 198
Minimum [Member] | Acquisition [Member]
Fair Value at Issuance (per Share)				$ 1.38
Minimum [Member] | Jackson Investment Group LLC [Member]
Fair Value at Issuance (per Share)	$ 0.36		$ 0.75	1.76
Minimum [Member] | Consultants [Member]
Fair Value at Issuance (per Share)	1.22	$ 1.56	1.56	1.40
Minimum [Member] | Board and Committee [Member]
Fair Value at Issuance (per Share)	0.56	1.58	0.83	1.40
Minimum [Member] | Employee [Member]
Fair Value at Issuance (per Share)				1.54
Maximum [Member] | Acquisition [Member]
Fair Value at Issuance (per Share)				1.38
Maximum [Member] | Jackson Investment Group LLC [Member]
Fair Value at Issuance (per Share)	0.092		0.75	1.93
Maximum [Member] | Consultants [Member]
Fair Value at Issuance (per Share)	1.22	1.56	1.56	3.42
Maximum [Member] | Board and Committee [Member]
Fair Value at Issuance (per Share)	$ 0.85	$ 1.79	$ 1.79	3.25
Maximum [Member] | Employee [Member]
Fair Value at Issuance (per Share)				$ 1.61
Equity Raise [Member]
Shares issued, shares		3,331,280	3,331,280
Fair Value of Shares Issued		$ 5,515	$ 5,515
Equity Raise [Member] | Minimum [Member]
Fair Value at Issuance (per Share)		$ 1.40	$ 1.40
Equity Raise [Member] | Maximum [Member]
Fair Value at Issuance (per Share)		$ 2.00	$ 2.00
At The Market Facility [Member]
Shares issued, shares				742,980
Fair Value of Shares Issued				$ 2,315
At The Market Facility [Member] | Minimum [Member]
Fair Value at Issuance (per Share)				$ 1.61
At The Market Facility [Member] | Maximum [Member]
Fair Value at Issuance (per Share)				$ 4.23
Reverse Stock Split [Member]
Shares issued, shares				426
Fair Value of Shares Issued
Reverse Stock Split [Member] | Minimum [Member]
Fair Value at Issuance (per Share)
Reverse Stock Split [Member] | Maximum [Member]
Fair Value at Issuance (per Share)